FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2008

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 14, 2008

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
58

Form 13F Information Table Value Total:
$449,827,229

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 March 31, 2008
                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

ADVANCED MARKETING	COM  	00753T105        -	   28,798  	x      28,798
AIRBORNE INC.		COM	9269101   	  141,120	   48,000   x      48,000
AMERICAN NAT'L INS. CO	COM  	23645104  	  693,063	    6,495   x       6,495
AMERICAN TEL & TEL    	COM  	030177109 	1,418,244	   37,030   x      37,030
ASTORIA FIN'L         	COM  	46265104	  806,489	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103  21,402,143  	2,003,946   x   2,003,946
AUTOLIV			COM	52800109	  335,587	    6,685	x       6,685
BANK OF AMERICA		COM	60505104	1,519,205	   40,074  	x      40,074
BRISTOL MYERS SQUIBB	COM  	110122108 23,703,680	1,112,849  	x   1,112,849
CFS BANCORP			COM 	12525D102	1,730,397	  120,417  	x     120,417
CITIGROUP, INC		COM  	172967101	  321,728	   15,020  	x      15,020
CHEVRONTEXCO CORP.	COM  	166764100	2,964,382	   34,728	x      34,728
COMCAST CL. A		COM	20030N101	2,123,689	  109,808  	x     109,808
CNA FINANCIAL		COM  	126117100    295,038	   11,440  	x      11,440
DELMONTE FOODS		COM 	24522P103	  114,360	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	8,257,229	  472,381  	x     472,381
EXXON MOBIL CORP		COM  	30231G102	1,687,540	   19,952  	x      19,952
FIRST PLACE FIN'L		COM  	33610T109    261,573	   20,121  	x      20,121
FIRST NIAGARA FIN'L	COM	33582V108 10,136,776	  745,900	x     745,900
FLUSHING FINANCIAL CORP	COM  	343873105 13,269,296	  754,795 	x     754,795
HOLOGIC              	COM 	436440101 33,707,834	  602,256  	x     602,256
IBM                    	COM  	459200101  7,018,013       60,952 	x      60,952
IDT CORP.              	COM  	448947101  7,378,611	2,209,165  	x   2,209,165
IDT CORP. CL. B		COM  	448847309	  462,078     119,400	x     119,400
KANSAS CITY SOUTHERN   	COM  	485170302	  468,084      11,670 	x      11,670
KIRIN BREWERY LTD		COM	497350306     437,468	   23,100	x      23,100
LANDMARK SVGS. BK.     	COM  	514928100	2,347,973	   98,862   x      98,862
MARSHALL & ISLEY		COM	571834100	  271,301	   11,694	x      11,694
MAXXAM CORP.           	COM  	577913106	  264,256	    8,258  	x       8,258
MERCK & CO.			COM  	589331107  25,836,094	  680,793  	x     680,793
MERITOR SVGS BK PA     	COM  	590007100	   84,316	   21,400  	x      21,400
MEDQUIST			COM	584949101   9,949,291	1,052,835	x   1,052,835
MEDCO HEALTH SOL.		COM	58405U102	1,682,325	   38,418  	x      38,418
MONSANTO 			COM	66166W101	2,115,052	   18,969	x      18,969
MOTOROLA               	COM  	620076109	  111,600	   12,000  	x      12,000
MBIA INC.			COM	55262C100	5,686,883	  465,375	x     465,375
NAM TAI ELEC.		COM  	629865205  13,544,150	1,410,849  	x   1,410,849
NEW YORK COMMUNITY BANC	COM  	649445103  61,841,913	3,394,177  	x   3,394,177
NEW YORK MAGIC         	COM  	629484106   1,432,561	   63,081  	x      63,081
NEWMARKET GROUP		COM	651587107     729,300	    9,667	x       9,667
NOVARTIS ADR           	COM  	66987V109	9,291,483	  181,368  	x     181,368
NY TIMES CL A.		COM	650111107   7,781,694	  412,166	x     412,166
OLD REPUBLIC           	COM  	680223104  16,138,664  	1,250,090  	x   1,250,090
PHI INC. NON-VOTE      	COM  	716604202	2,245,648      71,200  	x      71,200
PFIZER INC.            	COM  	717081103  34,614,976	1,653,845  	x   1,653,845
PROVIDENT BANCORP      	COM  	74383A109  15,990,062	1,184,449  	x   1,184,449
QUESTAR CORP.          	COM  	748356102   1,374,408	   24,300  	x      24,300
SCHERING PLOUGH		COM 	806605101  22,581,853	1,567,096	x   1,567,096
SEABOARD CORP.         	COM  	811543107  28,918,070      18,478  	x      18,478
SLM CORP.			COM	78443P106	  211,830	   13,800  	x      13,800
SYMS CORP              	COM  	871551107	5,207,999     428,995  	x     428,995
TCF FIN'L              	COM  	872275102	  463,603      24,364  	x      24,364
THREE COM			COM  	885535104   8,377,232  	3,658,180  	x   3,658,180
TRAVELERS			COM	8937E109    1,673,171	   34,967	x      34,967
USEC INC.              	COM  	90333E108	  118,623	   32,060  	x      32,060
VIVENDI UNIVERSAL		COM 	92851S204	  554,315      14,136  	x      14,136
VOLVO                  	COM  	928856400	  151,000  	   10,000  	x      10,000
WYETH                  	COM  	983024100  27,608,956     661,134 	x     661,134

TOTALS                                  449,827,229  27,187,682  	   27,187,682